Income taxes - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 12,909,104	$ 1,910,665
License agreements	1,763,889	967,268
Start-up costs	233,205	13,679
Share based compensation	811,236	422,280
Reserves and accruals	266,480	45,110
Other	74,763	55,889
Total deferred tax assets	16,058,677	3,414,891
Valuation allowance	(16,054,274)	(3,414,891)
Net deferred tax assets	4,403	0
Unrealized exchange gain	(69,995)	0
Total deferred tax liabilities	(69,995)	0
Net deferred tax liabilities	$ (65,592)	$ 0